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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier                New York, New York          February 13, 2009
------------------------     ---------------------------   ---------------------
        [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                        0
                                                         ------------------

Form 13F Information Table Entry Total:                                   8
                                                         ------------------

Form 13F Information Table Value Total:                             $44,899
                                                         ------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ----------------------------       ------------------

         None.


                                                        Para Advisors, LLC.
                                                     Form 13F Information Table
                                                  Quarter ended December 31, 2009

                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                               Fair Market
                                                   Value    Shares or
                        Title of       Cusip       (in      Principal SH/ Put/       Shared  Shared Other
Issuer                    Class        Number   thousands)   Amount   PRN Call  Sole Defined Other  Managers   Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AON CORP                  COM         037389103     $4,568   100,000  SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC             COM NEW     368710406    $16,582   200,000  SH        Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------
MFA MTG INVTS INC         COM         55272X102     $4,418   750,000  SH        Sole                         750,000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO HIGH INCOME FD      COM SHS     722014107     $1,659   300,000  SH        Sole                         300,000
------------------------------------------------------------------------------------------------------------------------------------
PUGET ENERGY INC NEW      COM         745310102     $2,045    75,000  SH        Sole                          75,000
------------------------------------------------------------------------------------------------------------------------------------
                          PSHS ULT
PROSHARES TR              S&P 500     74347R107     $3,546   135,000  SH        Sole                         135,000
------------------------------------------------------------------------------------------------------------------------------------
                          PSHS REAL
PROSHARES TR              ESTAT       74347R552     $1,268    25,000  SH        Sole                          25,000
------------------------------------------------------------------------------------------------------------------------------------
ROHM & HAAS CO            COM         775371107    $10,813   175,000  SH  PUT   Sole                         175,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $44,899
(in thousands)
